Segment Information - (Adjusted Share-Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense	$ 57.9	$ 62.5	$ 73.4
Amount included in restructuring and other	(4.9)	(7.7)	(4.2)
Total share-based compensation expense	29.1	39.8	42.5
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense	4.9	7.7	4.2
Restructuring and other | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other	(4.9)	(7.7)	(4.2)
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense	74.4	90.6	102.0
Amount included in restructuring and other	(5.4)	(9.4)	(4.2)
Total share-based compensation expense	69.0	81.2	97.8
LIONS GATE ENTERTAINMENT CORP. [Member] | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	69.0	81.2	97.8
LIONS GATE ENTERTAINMENT CORP. [Member] | Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense	5.4	9.4	4.2
LIONS GATE ENTERTAINMENT CORP. [Member] | Restructuring and other | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other	$ 5.4	$ 9.4	$ 4.2